GRAPHICS:  Stars screened (watermarked) behind text.
           Picture of front cover of prospectus wrap beside each fund described below

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DISCOVER OUR STAR FUNDS

U.S. GLOBAL INVESTORS' STARS ARE SHINING BRIGHT.
The following funds received top honors from Morningstar.

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U.S. REAL ESTATE FUND                     U.S. GLOBAL RESOURCES FUND
*****                                     ****
Invests for growth and income             Invests for growth in the suppliers of
in REITs and other real estate            natural resources of all kinds.
stocks. Can enhance any portfolio.

UNITED SERVICES NEAR-TERM TAX FREE FUND   U.S. TAX FREE FUND
*****                                     *****
Invests ininvestment-grade municipal      Invests for a high level of current
bonds and provides monthly tax-free       income exempt from federal income
dividends.                                taxation. A great investment for
                                          reducing your tax bill.

U.S. ALL AMERICAN EQUITY FUND             CHINA REGION OPPORTUNITY FUND
*****                                     *****
A fund starring America's best-known      Diversified throughout the strongest
blue chips: Wal-Mart, McDonalds,          of China's expanding industries,
Toys R Us and more.                       this fund stands to gain from the
                                          world's fastest growing economic
                                           region.

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P.S. Did you know the U.S.  Government  Securities Savings Fund was ranked #1 by
Lipper Analytical Service for the past five years? If you are looking for a superior, higher yield and instant liquidity, the U.S. Government Securities Savings Fund is the right choice for you.
                                                          _____________________
                                                         |                    |
                 Call today for a FREE investment guide. |GRAPHIC: U.S. Global|
                               1-800-557-2297, ext. 171  |   Investors, logo  |
                                        www.usfunds.com  |____________________|

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For more  information,  including charges and expenses,  call  1-800-US-FUNDS or visit us on the web at www.usfunds.com. Please read the prospectus carefully before investing; it details the special risks, including political, currency and economic risks, of investing in emerging markets. U.S. stands for United Services. Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Morningstar is a nationally recognized fund rating service which awards rankings that reflect historical, risk-adjusted performance. It awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. The U.S. All American Equity Fund, China Opportunity Fund, U.S. Real Estate Fund, U.S. Global Resources Fund, United Services Near-Term Tax Free Fund, and U.S. Tax Free Funds received 5, 5, 5, 4, 5, and 5 stars out of 3048, 939, 3048, 3048, 1751, and 1751 funds for the 1-year period and 3, n/a, 1, 2, 4, and 4 stars out of 1076, n/a, 1076, 1076, 601, and 601 funds for the 5-year period and 1, n/a, n/a, 1, n/a, and 3 stars out of 601, n/a, n/a, 601, n/a, and 267 funds for the 10-year period, respectively.